SHAREHOLDERS' EQUITY (Schedule of stock option exercise prices) (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Options Outstanding
Quantity of Options	3,985,587
Weighted Average Remaining Contractual Life (yrs)	3 years 11 days
Weighted Average Exercise Price	3.05
Options Exercisable
Quantity of Options	1,906,661
Weighted Average Remaining Contractual Life	2 years 2 months 12 days
Weighted Average Exercise Price	4.00
$1.07 to $1.34 [Member]
Exercise Price
Exercise Price, Low	1.07
Exercise Price, High	1.34
Options Outstanding
Quantity of Options	538,546
Weighted Average Remaining Contractual Life (yrs)	3 years 8 months 27 days
Weighted Average Exercise Price	1.21
Options Exercisable
Quantity of Options	362,358
Weighted Average Remaining Contractual Life	3 years 8 months 19 days
Weighted Average Exercise Price	1.21
$1.35 to $2.07 [Member]
Exercise Price
Exercise Price, Low	1.35
Exercise Price, High	2.07
Options Outstanding
Quantity of Options	434,660
Weighted Average Remaining Contractual Life (yrs)	3 years 7 months 24 days
Weighted Average Exercise Price	2.02
Options Exercisable
Quantity of Options	137,547
Weighted Average Remaining Contractual Life	3 years 7 months 13 days
Weighted Average Exercise Price	2.05
$2.08 to $2.12 [Member]
Exercise Price
Exercise Price, Low	2.08
Exercise Price, High	2.12
Options Outstanding
Quantity of Options	105,236
Weighted Average Remaining Contractual Life (yrs)	2 years 9 months
Weighted Average Exercise Price	2.08
Options Exercisable
Quantity of Options	60,506
Weighted Average Remaining Contractual Life	2 years 9 months
Weighted Average Exercise Price	2.08
$2.13 to $2.20 [Member]
Exercise Price
Exercise Price, Low	2.13
Exercise Price, High	2.20
Options Outstanding
Quantity of Options	1,009,676
Weighted Average Remaining Contractual Life (yrs)	4 years 4 months 13 days
Weighted Average Exercise Price	2.15
$2.21 to $2.49 [Member]
Exercise Price
Exercise Price, Low	2.21
Exercise Price, High	2.49
Options Outstanding
Quantity of Options	627,767
Weighted Average Remaining Contractual Life (yrs)	3 years 2 months 9 days
Weighted Average Exercise Price	2.24
Options Exercisable
Quantity of Options	278,084
Weighted Average Remaining Contractual Life	3 years 2 months 9 days
Weighted Average Exercise Price	2.24
$2.50 to $3.17 [Member]
Exercise Price
Exercise Price, Low	2.50
Exercise Price, High	3.17
Options Outstanding
Quantity of Options	486,558
Weighted Average Remaining Contractual Life (yrs)	2 years 4 months 28 days
Weighted Average Exercise Price	2.93
Options Exercisable
Quantity of Options	310,876
Weighted Average Remaining Contractual Life	2 years 4 months 21 days
Weighted Average Exercise Price	2.94
$3.18 to $6.27 [Member]
Exercise Price
Exercise Price, Low	3.18
Exercise Price, High	6.27
Options Outstanding
Quantity of Options	271,015
Weighted Average Remaining Contractual Life (yrs)	5 months 1 day
Weighted Average Exercise Price	5.91
Options Exercisable
Quantity of Options	268,230
Weighted Average Remaining Contractual Life	4 months 28 days
Weighted Average Exercise Price	5.93
$6.28 to $7.00 [Member]
Exercise Price
Exercise Price, Low	6.28
Exercise Price, High	7.00
Options Outstanding
Quantity of Options	362,029
Weighted Average Remaining Contractual Life (yrs)	1 year 2 months 12 days
Weighted Average Exercise Price	6.77
Options Exercisable
Quantity of Options	338,960
Weighted Average Remaining Contractual Life	1 year 2 months 12 days
Weighted Average Exercise Price	6.77
$7.01 to $9.36 [Member]
Exercise Price
Exercise Price, Low	7.01
Exercise Price, High	9.36
Options Outstanding
Quantity of Options	150,100
Weighted Average Remaining Contractual Life (yrs)	2 months 16 days
Weighted Average Exercise Price	9.11
Options Exercisable
Quantity of Options	150,100
Weighted Average Remaining Contractual Life	2 months 16 days
Weighted Average Exercise Price	9.11